                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549





                                    FORM N-Q






                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY






Investment Company Act file number:                 811-7972

Exact name of registrant as specified in charter:   Delaware Group Adviser Funds

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            October 31

Date of reporting period:                           July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE DIVERSIFIED INCOME FUND


                                                        PRINCIPAL      MARKET
July 31, 2004                                            AMOUNT*    VALUE(U.S $)
AGENCY ASSET-BACKED SECURITIES- 1.92%
SLMA Student Loan Trust
 Series 02-7 A2 1.56% 6/17/13                      USD    509,964    $  509,972
 Series 03-8 A1 1.53% 6/16/08                              15,120        15,117
 Series 04-1 A1 1.70% 1/26/15                             924,233       924,573
 Series 04-6 A2 1.61% 1/25/13                           4,660,000     4,658,543
 Series 96-4 A2 2.089% 7/25/09                            277,522       279,367
 Series 97-2 A2 2.049% 1/25/10                            555,903       557,406
 Series 97-4 A2 2.199% 10/25/10                           156,605       158,616
                                                                      ---------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $7,102,739)                7,103,595
                                                                      =========

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.91%
Fannie Mae Grantor Trust
 Series 01-T8 A2 9.50% 7/25/41                            245,906       276,521
 Series 04-T1 1A2 6.50% 1/25/44                           104,176       109,277
 Series 04-T4 AIA3 7.00% 8/25/44                          390,000       390,488
 Series 99-T2 Class A1 7.50% 1/19/39                       82,536        89,061
Fannie Mae Whole Loan Series 04-W9 2A1 6.50% 2/25/44      875,749       914,610
Freddie Mac
 Series 2480 EH 6.00% 11/15/31                             69,880        71,404
 Series 2764 TG 5.00% 3/15/34                             405,000       378,522
Freddie Mac Structured Pass Through Securities
 Series T-56 A2A 2.842% 7/25/36                           440,000       436,711
 Series T-58 1A2 3.108% 5/25/35                           185,000       184,721
 Series T-58 2A 6.50% 9/25/43                             439,130       460,812
GNMA Series 02-62 B 4.763% 1/16/25                         45,000        45,349
                                                                      ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $3,341,909)                                                   3,357,476
                                                                      =========

AGENCY MORTGAGE-BACKED SECURITIES- 14.00%
Fannie Mae
 4.50% 10/1/10                                            184,208       184,496
 4.50% 8/1/18 TBA                                       2,215,000     2,179,006
 5.00% 8/1/18 TBA                                       7,875,000     7,934,063
 5.00% 9/1/19 TBA                                         305,000       306,239
 5.00% 11/1/33                                            616,936       608,068
 5.00% 1/1/34                                             399,556       393,812
 5.00% 1/1/34                                               9,650         9,490
 5.00% 8/1/34 TBA                                       3,975,000     3,875,625
 5.50% 8/25/15 TBA                                      5,185,000     5,325,967
 5.50% 3/1/29                                             634,964       640,520
 5.50% 4/1/29                                             688,955       694,984
 5.50% 8/1/34                                           9,005,000     9,030,327
 6.00% 4/1/17                                              42,707        44,642
 6.00% 6/1/17                                              10,714        11,199
 6.00% 12/1/33                                            197,219       202,766
 6.00% 12/1/33                                            332,410       341,447
 6.00% 8/1/34 TBA                                       6,545,000     6,714,761
 6.50% 10/1/29                                            956,327     1,002,613
 6.50% 4/1/32                                             817,178       854,206
 6.50% 4/1/32                                           1,120,351     1,171,117
 6.50% 10/1/32                                             89,949        94,025
 6.50% 3/1/34                                             646,408       674,689
 6.50% 8/1/34 TBA                                       1,055,000     1,101,156
 7.00% 10/1/28                                            895,731       950,314
 7.00% 3/1/33                                             345,000       365,269
 7.50% 6/1/31                                              54,377        58,251
 7.50% 3/1/32                                             268,394       287,181
 7.50% 4/1/32                                             536,860       574,440

(UNAUDITED)

Freddie Mac
 5.00% 9/1/33                                               437,660      431,232
 5.00% 4/1/34                                               460,100      448,741
 5.50% 11/1/33                                            1,440,935    1,449,491
 6.00% 10/1/29                                              896,392      923,844
 6.50% 10/1/33                                              152,434      159,436
 7.00% 11/1/33                                              226,239      239,601
GNMA
 5.00% 8/1/34 TBA                                         2,420,000    2,370,088
 6.50% 1/15/28                                                4,456        4,674
 6.50% 2/15/32                                               60,144       63,019
 6.50% 9/15/32                                               50,596       53,015
 7.50% 2/15/32                                                4,645        5,001
 9.50% 9/15/17                                               10,732       12,124
 10.00% 7/15/17                                               5,504        6,185
                                                                      ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (COST $51,695,338)                                                  51,797,124
                                                                      ==========
AGENCY OBLIGATIONS- 2.11%
Fannie Mae
 1.75% 3/26/08                                     JPY  390,000,000    3,639,288
 2.375% 2/15/07                                    USD      955,000      936,884
 3.25% 1/15/08                                               35,000       34,629
 3.25% 8/15/08                                              160,000      156,692
 3.375% 12/15/08                                             85,000       83,218
 4.25% 5/15/09                                              315,000      317,749
 7.25% 1/15/10                                              350,000      400,987
^Fannie Mae Strips 0.00% 11/15/27                         1,000,000      245,633
Freddie Mac
 2.875% 5/15/07                                           1,410,000    1,394,260
 3.75% 8/3/07                                               340,000      340,683
 4.50% 1/15/13                                                5,000        4,893
 4.875% 11/15/13                                             25,000       24,914
 5.125% 10/15/08                                             70,000       73,396
 5.75% 4/15/08                                              150,000      160,278
                                                                      ----------
TOTAL AGENCY OBLIGATIONS (COST $7,902,371)                             7,813,504
                                                                      ==========
ASSET-BACKED SECURITIES- 2.62%
#ABSC NIMS Trust
  Series 04-HE1 A 7.00% 1/17/34                             483,723      486,142
**#Alliance Capital Funding
  Series 1 A3 CBO 144A 5.84% 2/15/10                        133,127      135,124
American Express Credit Account Master Trust
  Series 04-3 A 4.35% 12/15/11                              480,000      484,206
AmeriCredit Automobile Receivables Trust
  Series 01-C A4 5.01% 7/14/08                              420,097      429,395
AmeriQuest Mortgage Securities
  Series 03-5 A2 2.43% 7/25/33                              171,922      171,826
Capital One Multi-Asset Execution Trust
  Series 03-A6 A6 2.95% 8/17/09                              20,000       19,910
Capital One Multi-Asset Execution Trust
  Series 03-C2 C2 4.32% 4/15/09                              70,000       70,894
Capital One Multi-Asset Execution Trust
  Series 03-C4 C4 6.00% 8/15/13                             785,000      813,330
#Cendant Timeshare Receivables Funding
  Series 04-1A A1 144A 3.67% 5/20/16                        432,656      431,080
#Chase Funding Net Interest Margin
  Series 03-6A 144A 5.00% 12/27/33                           63,167       63,167
Citibank Credit Card Issuance Trust
  Series 03-A3 3.10% 3/10/10                                470,000      458,945
  Series 03-A7 A7 4.15% 7/7/17                              345,000      317,189
Citibank Credit Card Master Trust I
  Series 99-2 A 5.875% 3/10/11                              225,000      241,495
Citibank Credit Card Master Trust
  Series 99-7 A 6.65% 11/15/06                              300,000      304,279
#Countrywide Assets-Backed Certificates
  Series 04-1 144A 6.00% 5/25/34                            139,784      140,273
**#Federated CBO 144A 8.44% 4/24/11                         791,847      328,616
Freddie Mac Structured Pass Through Securities
  Series T-50 A3 2.182% 9/27/07                               2,699        2,696
Honda Auto Receivables Owners Trust
  Series 04-2 A4 3.81% 10/15/09                             310,000      311,729
MBNA Credit Card Master Note Trust
  Series 01-A1 A1 5.75% 10/15/08                             80,000       83,925
MBNA Master Credit Card Trust USA
  Series 96-B A 1.499% 8/15/08                              395,000      396,518
Mid-State Trust
  Series 04-1 A 6.005% 8/15/39                              240,000      242,475
Mid-State Trust
  Series 11 A1 4.864% 7/15/38                                68,611       64,486
**#ML CBO
  Series 97-C3A A 1.485% 3/23/08                            463,033      268,559
NationsCredit Grantor Trust
  Series 97-1A 6.75% 8/15/13                                 35,934       36,862
#SAIL Net Interest Margin Notes
  Series 03-10A A 144A 7.50% 10/27/33                       109,082      110,070
#Sierra Receivables Funding Company
  Series 03-2A A1 144A 3.03% 9/15/15                        331,461      329,774

(UNAUDITED)

SLMA Student Loan Trust
 Series 96-3 Certificates 2.399% 10/25/11                   225,000      227,426
 Series 97-2 Certificates 2.279% 10/25/13                 2,570,000    2,583,099
#Summit Mortgage Trust
  Series 02-1 B2 144A 6.198% 6/28/16                        125,000      125,938
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES (COST $9,651,668)                        9,679,427
                                                                      ==========
COLLATERALIZED DEBT OBLIGATIONS- 0.36%
#Magnetite Asset Investor
  Series 3 C1 144A 8.786% 1/31/08                           750,000      779,976
**#RHYNO CBO Delaware
  Series 97-1 A2 144A 6.33% 9/15/09                         532,246       546,38
                                                                      ----------
TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $1,343,148)                1,326,360
                                                                      ==========
COLLATERALIZED MORTGAGE OBLIGATIONS- 3.03%
Bank of America Alternative Loan Trust
  Series 03-10 2A1 6.00% 12/25/33                           459,477      468,960
  Series 04-2 1A1 6.00% 3/25/34                             280,750      288,036
Bank of America Mortgage Securities
  Series 03-D 1A2 3.428% 5/25/33                              6,029        5,988
  Series 03-I 2A4 3.828% 10/25/33                           270,000      266,162
  Series 04-A 1A1 3.474% 2/25/34                            248,473      247,541
  Series 04-E 1A1 3.555% 6/25/34                            434,689      430,401
  Series 04-G 2A6 4.657% 8/25/34                            505,000      505,000
Chase Commercial Mortgage Securities
  Series 96-2 C 6.90% 11/19/06                               20,000       21,459
Countrywide Home Loans
  Series 01-HYB2 3A1 5.508% 9/19/31                         188,617      189,193
  Series 03-21 A1 4.171% 5/25/33                            491,604      492,252
Credit Suisse First Boston Mortgage Securities
  Series 03-23 6A1 6.50% 9/25/33                            326,172      337,043
  Series 03-29 5A1 7.00% 12/25/33                           439,694      468,749
  Series 04-1 3A1 7.00% 2/25/34                              36,371       38,820
Deutsche Mortgage Securities
  Series 04-4 1A2 4.01% 4/25/34                             225,000      224,471
First Horizon Asset Securities
  Series 03-5 1A17 8.00% 7/25/33                             71,643       75,592
#GSMPS Mortgage Loan Trust
  Series 98-3 A 144A 7.75% 9/19/27                          184,654      198,597
Master Adjustable Rate Mortgages Trust
  Series 03-6 1A2 3.075% 12/25/33                           240,000      241,162
Master Alternative Loan Trust
  Series 03-6 3A1 8.00% 9/25/33                             188,097      197,502
  Series 03-9 1A1 5.50% 12/25/18                            234,247      239,407
  Series 04-1 2A1 7.00% 1/25/34                             318,225      329,363
Nomura Asset Acceptance
  Series 04-AP1 A2 3.238% 3/25/34                           605,000      603,025
  Series 04-AP2 A2 4.099% 7/25/34                           365,000      364,715
Nomura Asset Securities
  Series 98-D6 A1B 6.59% 3/15/30                            500,000      544,443
Prime Mortgage Trust
  Series 04-CL1 1A1 6.00% 2/25/34                           101,880      102,979
Residential Asset Mortgage Products
  Series 04-RZ2 AI3 4.30% 1/25/31                           290,000      287,644
  Series 04-SL1 A3 7.00% 3/25/34                            715,652      743,778
Structured Asset Securities
  Series 02-22H 1A 7.00% 11/25/32                            89,248       91,910
  Series 04-12H 1A 6.00% 5/25/34                            566,111      575,665
Washington Mutua
  Series 03-AR4 A7 3.95% 5/25/33                             31,986       31,912
  Series 04-AR7 A6 3.963% 7/25/34                           495,000      477,366
  Series 04-CB3 B1 6.00% 10/25/19                           730,000      757,832
Wells Fargo Mortgage Backed Securities Trust
  Series 03-14 1A1 4.75% 12/25/18                           433,266      436,857
  Series 03-K 2A5 4.521% 11/25/33                           150,000      143,928
  Series 03-M A1 4.753% 12/25/33                            397,541      389,590
  Series 04-I 1A1 3.399% 7/25/34                            388,465      388,465
                                                                      ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $11,227,132)                                                  11,205,807
                                                                      ==========
COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.76%
Bank of America Commercial Mortgage
  Series 04-2 A2 3.52% 5/10/09                              670,000      649,035
Bear Stearns Commercial Mortgage Securities
  Series 04-PWR4 A2 5.286% 6/11/41                          590,000      600,890
First Union-Lehman Brothers-Bank of America
  Series 98-C2 A2 6.56% 11/18/08                            650,100      704,130
GMAC Commercial Mortgage Securities
  Series 98-C2 A2 6.42% 5/15/35                             430,000      464,983
Greenwich Capital Commercial Funding
  Series 04-GG1 A7 5.317% 6/10/36                           385,000      388,913
                                                                      ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (COST $2,829,097)                                                    2,807,951
                                                                      ==========

(UNAUDITED)

CORPORATE BONDS- 41.69%
Aerospace & Defense - 0.16%
Armor Holdings 8.25% 8/15/13                                 540,000     583,200
                                                                       ---------
                                                                         583,200
                                                                       ---------
Automobiles & Automotive Parts - 1.31%
&Advanced Accessory Holdings 13.25% 12/15/11               1,125,000     551,250
Advanced Accessory Systems 10.75% 6/15/11                    455,000     458,413
Collins & Aikman Products
 10.75% 12/31/11                                             555,000     568,875
 11.50% 4/15/06                                              855,000     848,588
Ford Motor 7.45% 7/16/31                                     555,000     529,342
General Motors
 7.125% 7/15/13                                              450,000     462,539
 8.375% 7/15/33                                            1,135,000   1,189,900
Hertz 2.90% 8/5/08                                           250,000     249,992
                                                                       ---------
                                                                       4,858,899
                                                                       ---------
Banking, Finance & Insurance - 5.76%
Allstate 5.35% 6/1/33                                        440,000     394,244
Bear Stearns 4.65% 7/2/18                                    645,000     576,107
BFR Saul Reit 7.50% 3/1/14                                 1,195,000   1,194,999
#Bombardier Capital 144A 3.363% 5/30/13                      550,000     547,564
Citigroup 5.875% 2/22/33                                     785,000     752,536
Core Investment 4.727% 11/30/07                              700,000     718,403
Corrections Corporate of America 9.875% 5/1/09               225,000     251,156
Credit Suisse First Boston USA 6.125% 11/15/11               450,000     478,818
#E*TRADE Financial 144A 8.00% 6/15/11                      1,015,000   1,025,150
#Erac USA Finance 144A 7.35% 6/15/08                         625,000     694,534
#Farmers Exchange Capital 144A 7.20% 7/15/48                 675,000     656,120
#Farmers Insurance Exchange 144A 8.625% 5/1/24               345,000     395,918
#FGIC 144A 6.00% 1/15/34                                     185,000     182,620
Ford Motor Credit
 5.625% 10/1/08                                              370,000     376,908
 7.00% 10/1/13                                               620,000     632,131
Franklin Resources 3.70% 4/15/08                             250,000     247,986
General Electric Capital
 2.75% 9/25/06                                                25,000      24,847
 5.45% 1/15/13                                               875,000     900,306
GMAC
 6.75% 1/15/06                                               395,000     413,793
 7.25% 3/2/11                                                370,000     389,670
 8.00% 11/1/31                                                90,000      91,644
Goldman Sachs
 5.25% 10/15/13                                              420,000     413,835
 6.345% 2/15/34                                            1,205,000   1,158,269
Harleysville Group 5.75% 7/15/13                              55,000      51,682
Household Finance 4.125% 12/15/08                            415,000     412,738
International Lease Finance 5.875% 5/1/13                    185,000     191,917
J.P. Morgan Chase 5.75% 1/2/13                               260,000     267,808
KFW International Finance 1.75% 3/23/10               JPY 70,000,000     647,697
Kredit Wiederauf 3.25% 7/16/07                        USD  1,850,000   1,846,549
#Labranche & Company 144A 11.00% 5/15/12                     795,000     806,925
#Liberty Mutual Group 144A 5.75% 3/15/14                     195,000     190,285
Morgan Stanley
 4.75% 4/1/14                                                840,000     786,121
 5.30% 3/1/13                                                 70,000      69,845
#Nationwide Mutual Insurance 144A 7.875% 4/1/33              305,000     351,436
Popular North America 4.25% 4/1/08                           620,000     624,421
#Premium Asset Trust 144A 1.27% 2/6/06                       225,000     225,110
Prudential Financial 5.75% 7/15/33                           255,000     238,508
#Rabobank Capital 144A 5.26% 12/29/49                        165,000     161,642
RBS Capital Trust I 4.709% 12/29/49                          285,000     265,639
#Refco Finance 144A 9.00% 8/1/12                             670,000     673,350

(UNAUDITED)

Regions Financial 6.375% 5/15/12                            500,000      541,207
#TIAA Global Markets 144A 2.75% 1/13/06                     230,000      229,965
Wilmington Trust 4.875% 4/15/13                              15,000       14,574
Zurich Finance 5.75% 10/2/23                                180,000      225,910
                                                                      ----------
                                                                      21,340,887
                                                                      ----------
Buildings & Materials - 0.85%
#Aearo 144A 8.25% 4/15/12                                   455,000      466,375
Interface 10.375% 2/1/10                                    995,000    1,121,862
Interline Brands 11.50% 5/15/11                             940,000    1,043,400
#Lone Star Industries 144A 8.85% 6/15/05                    305,000      316,139
Standard Pacific 7.75% 3/15/13                              180,000      185,850
                                                                      ----------
                                                                       3,133,626
                                                                      ----------
Business Services - 0.10%
Brickman Group 11.75% 12/15/09                              312,000      360,360
                                                                      ----------
                                                                         360,360
                                                                      ----------
Cable, Media & Publishing - 3.41%
America Media Operation 10.25% 5/1/09                       460,000      483,000
#Atlantic Broadband Finance 144A 9.375% 1/15/14           1,350,000    1,241,999
*Avalon Cable Llc 11.875% 12/1/08                           365,522      388,367
Charter Communications 10.75% 10/1/09                     2,975,000    2,409,749
CSC Holdings
 7.875% 12/15/07                                            375,000      395,625
 10.50% 5/15/16                                           1,000,000    1,125,000
Dex Media Finance/West 9.875% 8/15/13                       625,000      707,813
InterActiveCorp 6.75% 11/15/05                              340,000      352,743
Liberty Media 3.50% 9/25/06                                 325,000      323,948
PanAmSat 8.50% 2/1/12                                       530,000      614,138
PEI Holdings 11.00% 3/15/10                                 790,000      920,350
#Sheridan Acquisition 144A 10.25% 8/15/11                   745,000      794,356
Time Warner
 7.70% 5/1/32                                               720,000      802,218
 8.18% 8/15/07                                              580,000      649,224
Time Warner Entertainment 8.375% 3/15/23                    425,000      495,032
XM Satellite Radio 12.00% 6/15/10                           783,000      900,450
                                                                      ----------
                                                                      12,604,012
                                                                      ----------
Chemicals - 2.06%
#BCP Caylux 144A 9.625% 6/15/14                           1,375,000    1,440,313
Dow Chemical 7.375% 11/1/29                                  10,000       11,097
Huntsman International 10.125% 7/1/09                     1,900,000    1,942,749
#Huntsman Llc 144A 11.50% 7/15/12                         1,850,000    1,882,375
Lyondell Chemical 9.875% 5/1/07                             925,000      974,719
#Nalco 144A 8.875% 11/15/13                                 750,000      791,250
+Solutia 6.72% 10/15/37                                     935,000      584,375
                                                                      ----------
                                                                       7,626,878
                                                                      ----------
Computers & Technology - 0.28%
Activant Solutions 10.50% 6/15/11                           980,000    1,030,225
                                                                      ----------
                                                                       1,030,225
                                                                      ----------
Consumer Products - 0.41%
#Fortune Brands 144A 7.125% 11/1/04                          30,000       30,368
#Language Line 144A 11.125% 6/15/12                         300,000      305,250
#Samsonite 144A 8.875% 6/1/11                               515,000      526,588
^#Town Sports International 144A 0.00% 2/1/14             1,465,000      666,574
                                                                      ----------
                                                                       1,528,780
                                                                      ----------
Consumer Services - 0.08%
#Service Corporation International 144A 6.75% 4/1/16        295,000      279,881
                                                                      ----------
                                                                         279,881
                                                                      ----------
Electronics & Electrical Equipment - 0.14%
#Stratus Technologies 144A 10.375% 12/1/08                  525,000      511,875
                                                                      ----------
                                                                         511,875
                                                                      ----------
Energy - 2.14%
#Chesapeake Energy 144A 7.00% 8/15/14                       500,000      507,500
#Dynegy Holdings 144A 10.125% 7/15/13                       920,000    1,018,900
Encana 6.50% 8/15/34                                        345,000      350,960
#Forest Oil 144A 8.00% 12/15/11                             225,000      245,813
Halliburton 5.50% 10/15/10                                  680,000      693,992
#Hilcorp Energy/Finance 144A 10.50% 9/1/10                  820,000      906,100

(UNAUDITED)

Hornbeck Offshore Services 10.625% 8/1/08                 1,125,000    1,237,500
#KCS Energy 144A 7.125% 4/1/12                              175,000      175,875
Kinder Morgan Energy
 7.75% 3/15/32                                              275,000      309,759
 8.00% 3/15/05                                               25,000       25,817
Pacific Gas & Electric 6.05% 3/1/34                       1,470,000    1,420,895
USX
 9.125% 1/15/13                                              95,000      120,021
 9.375% 2/15/12                                             280,000      355,815
Valero Energy 6.125% 4/15/07                                135,000      143,474
Valero Logistics Operations 6.05% 3/15/13                   395,000      408,214
                                                                      ----------
                                                                       7,920,635
                                                                      ----------
Environmental Services - 0.54%
#Geo Subordinate 144A 11.00% 5/15/12                        785,000      792,850
IESI 10.25% 6/15/12                                       1,125,000    1,220,625
                                                                      ----------
                                                                       2,013,475
                                                                      ----------
Food, Beverage & Tobacco - 3.96%
B&G Foods 9.625% 8/1/07                                   1,200,000    1,225,248
Chiquita Brands 10.56% 3/15/09                              820,000      892,775
#Commonwealth Brands 144A 10.625% 9/1/08                    970,000    1,023,350
Constellation 8.125% 1/15/12                                590,000      638,675
Denny's 12.75% 9/30/07                                      820,000      885,600
#Gold Kist 144A 10.25% 3/15/14                            1,345,000    1,459,324
Kraft Foods
 4.00% 10/1/08                                              785,000      779,474
 5.625% 11/1/11                                             395,000      408,180
#Le-Natures 144A 10.00% 6/15/13                           1,250,000    1,299,999
#Miller Brewing 144A
 4.25% 8/15/08                                              685,000      686,879
 5.50% 8/15/13                                              500,000      507,631
Nabisco 6.85% 6/15/05                                        10,000       10,325
O'Charley's 9.00% 11/1/13                                   955,000    1,000,363
Pilgrims Pride 9.25% 11/15/13                               870,000      939,600
Safeway 6.15% 3/1/06                                        205,000      214,648
#Standard Commercial 144A 8.00% 4/15/12                     985,000      994,850
Universal 6.50% 2/15/06                                     205,000      215,240
UST
 6.625% 7/15/12                                             565,000      618,889
 8.80% 3/15/05                                               50,000       51,805
#Vicorp Restaurant 144A 10.50% 4/15/11                      775,000      806,000
                                                                      ----------
                                                                      14,658,855
                                                                      ----------
Healthcare & Pharmaceuticals - 2.14%
Adesa Corporate 7.625% 6/15/12                              805,000      824,119
Ameripath 10.50% 4/1/13                                   1,080,000    1,101,600
#Beverly Enterprises 144A 7.875% 6/15/14                    845,000      853,450
Boston Scientific 5.45% 6/15/14                             595,000      600,171
Medco Health Solutions 7.25% 8/15/13                      1,040,000    1,123,200
Province Healthcare 7.50% 6/1/13                          1,300,000    1,280,499
Schering-Plough 6.50% 12/1/33                               605,000      621,525
Universal Hospital Service 10.125% 11/1/11                  550,000      556,875
Wyeth 5.50% 2/1/14                                          975,000      943,179
                                                                      ----------
                                                                       7,904,618
                                                                      ----------
Industrial Machinery - 0.10%
Johnson Controls 5.00% 11/15/06                              90,000       93,642
LCE Acquisition 9.00% 8/1/14                                155,000      153,450
Swift Energy 7.625% 7/15/11                                 100,000      102,750
York International 6.625% 8/15/06                            10,000       10,603
                                                                      ----------
                                                                         360,445
                                                                      ----------
Leisure, Lodging & Entertainment - 2.81%
Ameristar Casinos 10.75% 2/15/09                            900,000    1,017,000
Boyd Gaming 9.25% 8/1/09                                    850,000      935,000
Felcor Lodging 10.00% 9/15/08                               212,000      224,985
#Herbst Gaming 144A 8.125% 6/1/12                           705,000      697,950
#Horizon Lines 144A 9.00% 11/1/12                           730,000      761,025
#Host Marriott 144A 7.00% 8/15/12                           185,000      183,613
Lodgenet Entertainment 9.50% 6/15/13                      1,045,000    1,146,887

(UNAUDITED)

Mandalay Resort 10.25% 8/1/07                               825,000      926,063
MGM Mirage 9.75% 6/1/07                                     685,000      756,069
Penn National Gaming 8.875% 3/15/10                       1,050,000    1,153,687
#Seneca Gaming 144A 7.25% 5/1/12                            185,000      185,463
#Warner Music Group 144A 7.375% 4/15/14                     755,000      724,800
Wheeling Island Gaming 10.125% 12/15/09                   1,595,000    1,698,674
                                                                      ----------
                                                                      10,411,216
                                                                      ----------
Metals & Mining - 1.00%
AK Steel 7.75% 6/15/12                                      805,000      748,650
Barrick Gold Finance 7.50% 5/1/07                           130,000      143,201
#Glencore Funding 144A 6.00% 4/15/14                        400,000      376,554
#Ispat Inland ULC 144A 9.75% 4/1/14                       2,350,000    2,438,125
                                                                      ----------
                                                                       3,706,530
                                                                      ----------
Packaging & Containers - 1.06%
AEP Industries 9.875% 11/15/07                              605,000      623,150
^#Consolidated Containder 144A 0.00% 6/15/09                750,000      603,750
Pliant 11.125% 9/1/09                                       695,000      754,075
#Portola Packaging 144A 8.25% 2/1/12                      1,200,000    1,038,000
Radnor Holdings 11.00% 3/15/10                              495,000      428,175
#Radnor Holdings 144A 8.35% 4/15/09                         455,000      457,275
                                                                      ----------
                                                                       3,904,425
                                                                      ----------
Paper & Forest Products - 2.10%
Bowater 9.00% 8/1/09                                        700,000      770,018
Buckeye Technologies 8.00% 10/15/10                       1,045,000      987,525
Fort James 7.75% 11/15/23                                 2,160,000    2,273,400
#Newark Group 144A 9.75% 3/15/14                            950,000      916,750
#Port Townsend Paper 144A 11.00% 4/15/11                  1,450,000    1,493,500
Potlatch 12.50% 12/1/09                                     900,000    1,084,355
Tembec Industries 8.625% 6/30/09                            250,000      259,375
                                                                      ----------
                                                                       7,784,923
                                                                      ----------
Real Estate - 0.22%
Developers Diversified Realty 4.625% 8/1/10                 240,000      234,336
Tanger Properties 9.125% 2/15/08                            520,000      572,000
                                                                      ----------
                                                                         806,336
                                                                      ----------
Retail - 1.24%
#Clean Harbors 144A 11.25% 7/15/12                          575,000      595,125
&J Crew Intermediate 16.00% 5/15/08                         435,790      385,674
J Crew Operating 10.375% 10/15/07                           250,000      256,250
#Jean Coutu Group PJC 144A 8.50% 8/1/14                   1,250,000    1,245,313
Lowe's 7.50% 12/15/05                                       200,000      213,220
Office Depot 10.00% 7/15/08                                 470,000      547,550
Petco Animal Supplies 10.75% 11/1/11                        443,000      498,375
Remington Arms 10.50% 2/1/11                                705,000      694,425
Wendy's International 6.35% 12/15/05                        130,000      136,021
                                                                      ----------
                                                                       4,571,953
                                                                      ----------
Telecommunications - 4.64%
Alaska Communications Systems 9.875% 8/15/11              1,165,000    1,188,300
AT&T 7.50% 6/1/06                                           100,000      104,624
Centennial Cellular Operating 10.125% 6/15/13               815,000      843,525
Cincinnati Bell 8.375% 1/15/14                            1,085,000      960,225
Citizens Communications 8.50% 5/15/06                       195,000      208,434
Crown Castle International 7.50% 12/1/13                  2,500,000    2,506,250
#IPCS Escrow 144A 11.50% 5/1/12                             420,000      434,700
MCI
 5.908% 5/1/07                                              552,000      536,130
 6.688% 5/1/09                                            1,250,000    1,154,688
MetroPCS 10.75% 10/1/11                                     410,000      428,450
Nextel Communications 5.95% 3/15/14                       2,600,000    2,476,500
#Qwest Services 144A 14.00% 12/15/10                      1,095,000    1,287,994
Sprint Capital
 4.78% 8/17/06                                              295,000      302,007
 6.375% 5/1/09                                               10,000       10,697
 7.625% 1/30/11                                               5,000        5,622
 8.375% 3/15/12                                             985,000    1,155,730
 8.75% 3/15/32                                              760,000      923,639
#US Unwired 144A 10.00% 6/15/12                             860,000      879,350

(UNAUDITED)

Verizon New York
 6.875% 4/1/12                                             110,000       119,547
 7.375% 4/1/32                                             470,000       504,660
Verizon Wireless Capital 5.375% 12/15/06                 1,135,000     1,186,085
                                                                     -----------
                                                                      17,217,157
                                                                     -----------
Textiles, Apparel & Furniture - 0.14%
Warnaco 8.875% 6/15/13                                     475,000       518,938
                                                                     -----------
                                                                         518,938
                                                                     -----------
Transportation & Shipping - 0.39%
American Airlines 6.817% 5/23/11                            35,000        31,204
Continental Airlines
 6.503% 6/15/11                                            315,000       292,978
 7.033% 6/15/11                                             16,227        12,840
Delta Air Lines 7.299% 9/18/06                              30,000        17,448
Kansas City Southern Railway 9.50% 10/1/08                 582,000       640,200
Seabulk International 9.50% 8/15/13                        415,000       431,600
                                                                     -----------
                                                                       1,426,270
                                                                     -----------
Utilities - 4.65%
#Allegheny Energy 144A 13.00% 11/15/07                      94,677        97,044
Avista
 7.75% 1/1/07                                              290,000       314,051
 9.75% 6/1/08                                              433,000       510,940
Boston Gas Company 8.87% 1/5/05                            125,000       128,591
Calpine 10.50% 5/15/06                                   1,000,000       875,000
#Calpine Generating 144A 7.35% 4/1/10                      745,000       711,475
Cogentrix Energy 8.75% 10/15/08                            765,000       891,292
Consolidated Edison 3.625% 8/1/08                          340,000       335,141
Consumers Energy 6.00% 3/15/05                             220,000       224,603
Detroit Edison
 5.05% 10/1/05                                              15,000        15,401
 6.35% 10/15/32                                            340,000       349,940
Edison Mission Energy 9.875% 4/15/11                       595,000       669,375
El Paso Natural Gas 7.625% 8/1/10                          375,000       391,875
El Paso Production 7.75% 6/1/13                          1,050,000     1,005,375
Elwood Energy 8.159% 7/5/26                                357,022       348,989
Exelon Generation 6.95% 6/15/11                            350,000       387,053
FPL Group Capital 3.25% 4/11/06                            365,000       367,155
Midland Funding II 11.75% 7/23/05                          187,871       202,343
Midwest Generation 8.30% 7/2/09                            635,000       660,400
#Midwest Generation 144A 8.75% 5/1/34                    1,200,000     1,278,000
+Mirant Americas Generation 7.625% 5/1/06                  375,000       300,000
#NRG Energy 144A 8.00% 12/15/13                          2,400,000     2,465,999
Oncor Electric Delivery 7.00% 5/1/32                       160,000       175,696
Orion Power Holdings 12.00% 5/1/10                         585,000       704,925
#Power Contract Financing 144A 5.20% 2/1/06                292,475       294,203
PSE&G Energy 8.625% 2/15/08                                 30,000        32,700
PSE&G Energy Holdings 7.75% 4/16/07                        490,000       519,400
PSE&G Power 8.625% 4/15/31                                 230,000       286,018
Reliant Resources 9.50% 7/15/13                            400,000       432,000
Sempra Energy 4.75% 5/15/09                                615,000       624,521
Southern California Edison 6.00% 1/15/34                   570,000       560,693
Southern Capital Funding 5.30% 2/1/07                      235,000       248,193
Tennessee Gas Pipeline 8.375% 6/15/32                      415,000       416,038
TXU Energy 7.00% 3/15/13                                   210,000       231,048
#USGen New England 144A 7.459% 1/2/15                      255,000       138,975
                                                                     -----------
                                                                      17,194,452
                                                                     -----------
TOTAL CORPORATE BONDS (COST $154,608,204)                            154,258,851
                                                                     ===========
FOREIGN BONDS- 26.54%
Argentina - 0.23%
Argentina Bonos 1.234% 8/3/12                            1,260,000       858,638
                                                                     -----------
                                                                         858,638
                                                                     -----------
Aruba - 0.05%
UFJ Finance Aruba 6.75% 7/15/13                            160,000       172,163
                                                                     -----------
                                                                         172,163
                                                                     -----------

(UNAUDITED)

Australia - 1.99%
New South Wales Treasury 8.00% 3/1/08              AUD    2,000,000    1,500,384
Queensland Treasury
 6.00% 6/14/11                                            2,300,000    1,616,274
 6.00% 8/14/13                                            5,600,000    3,921,042
#SingTel Optus Finance 144A 8.125% 6/15/09         USD      270,000      311,479
                                                                      ----------
                                                                       7,349,179
                                                                      ----------
Austria - 0.34%
Republic of Austria 5.25% 1/4/11                   EUR      975,000    1,268,001
                                                                      ----------
                                                                       1,268,001
                                                                      ----------
Bermuda - 0.16%
#Oil Insurance 144A 5.15% 8/15/33                  USD      335,000      336,008
Weatherford International 4.95% 10/15/13                    255,000      247,556
                                                                      ----------
                                                                         583,564
                                                                      ----------
Brazil - 1.03%
Federal Republic of Brazil
 6.00% 4/15/24                                     USD      715,000      572,563
 10.50% 7/14/14                                           2,500,000    2,499,999
 11.00% 8/17/40                                             750,000      735,938
                                                                      ----------
                                                                       3,808,500
                                                                      ----------
Canada - 0.79%
Abitibi-Consolidated 6.95% 12/15/06                         495,000      514,181
Canadian Government 0.70% 3/20/06                  JPY   60,000,000      542,301
#Hollinger 144A 12.875% 3/1/11                     USD      235,000      273,775
Rogers Cablesystems 10.00% 3/15/05                          650,000      677,625
Tembec Industries 8.50% 2/1/11                              685,000      712,401
Thomson 5.75% 2/1/08                                        205,000      217,158
                                                                      ----------
                                                                       2,937,441
                                                                      ----------
Cayman Islands - 0.91%
Bluewater Finance 10.25% 2/15/12                            725,000      764,875
**#Juniper CBO
  Series 1999-1A A1 144A 6.83% 4/15/11                      380,000      397,634
#Mizuho Financial Group 144A 5.79% 4/15/14                1,075,000    1,074,427
**#Putnam CBO II
  Series 1A A1 144A 6.875% 11/8/09                          199,223      203,208
**#South Street CBO
  Series 99-1A A1 144A 7.16% 7/1/11                         155,042      153,492
Transocean 6.75% 4/15/05                                    250,000      256,115
**#Travelers Funding Limited CBO
  Series 1A A2 144A 6.35% 2/18/14                           500,000      519,987
                                                                      ----------
                                                                       3,369,738
                                                                      ----------
Columbia - 0.40%
Republic of Colombia 10.375% 1/28/33                      1,445,000    1,484,738
                                                                      ----------
                                                                       1,484,738
                                                                      ----------
Dominican Republic - 0.22%
Dominican Republic
 2.438% 8/30/24                                             520,000      353,600
 9.04% 1/23/13                                              553,000      364,980
#Dominican Republic 144A 9.04% 1/23/13                      151,000       98,150
                                                                      ----------
                                                                         816,730
                                                                      ----------
Ecuador - 0.22%
*Republic of Ecuador 7.00% 8/15/30                        1,120,000      819,000
                                                                      ----------
                                                                         819,000
                                                                      ----------
Finland - 0.59%
Republic of Finland 5.75% 2/23/11                  EUR    1,630,000    2,179,013
                                                                      ----------
                                                                       2,179,013
                                                                      ----------
France - 3.73%
France Government O.A.T.
 4.00% 4/25/13                                            3,700,000    4,413,463
 5.50% 4/25/10                                            3,400,000    4,470,987
Government of France 5.00% 1/12/06                        3,100,000    3,865,322
#Rhodia 144A 8.875% 6/1/11                         USD    1,245,000    1,076,925
                                                                      ----------
                                                                      13,826,697
                                                                      ----------

(UNAUDITED)

Germany - 2.72%
Deutschland Republic
 4.00% 2/16/07                                   EUR        270,000      334,021
 4.50% 1/4/13                                             4,400,000    5,449,478
 4.75% 7/4/28                                             1,500,000    1,792,007
 5.00% 7/4/11                                             1,960,000    2,515,268
                                                                      ----------
                                                                      10,090,774
                                                                      ----------
Ireland - 0.39%
Smurfit Capital Funding 7.50% 11/20/25           USD      1,525,000    1,441,125
                                                                      ----------
                                                                       1,441,125
                                                                      ----------
Italy - 1.86%
Republic of Italy
 0.375% 10/10/06                                 JPY    370,000,000    3,317,863
 3.80% 3/27/08                                          170,000,000    1,702,575
 5.75% 7/25/16                                   EUR      1,380,000    1,850,532
                                                                      ----------
                                                                       6,870,970
                                                                      ----------
Liberia - 0.34%
Royal Caribbean Cruise 7.25% 3/15/18             USD      1,270,000    1,257,300
                                                                      ----------
                                                                       1,257,300
                                                                      ----------
Marshall Island - 0.17%
OMI 7.625% 12/1/13                                          620,000      610,700
                                                                      ----------
                                                                         610,700
                                                                      ----------
Mexico - 0.35%
#America Movil 144A 5.50% 3/1/14                            570,000      534,867
Telefonos de Mexico 4.50% 11/19/08                          315,000      309,572
United Mexican States 8.30% 8/15/31                         410,000      443,825
                                                                      ----------
                                                                       1,288,264
                                                                      ----------
Netherlands - 0.67%
Aegon 4.75% 6/1/13                                          135,000      129,949
Bank Nederlandse Gemeenten 0.80% 9/22/08         JPY    100,000,000      900,830
Deutsche Telekom Finance 8.75% 6/15/30           USD        970,000    1,208,452
Telefonica Europe 7.35% 9/15/05                             210,000      220,904
                                                                      ----------
                                                                       2,460,135
                                                                      ----------
Norway - 0.64%
Norsk Hydro 6.70% 1/15/18                                    15,000       16,587
Ocean Rig Norway 10.25% 6/1/08                            1,185,000    1,179,075
Petroleum Geo-Services
 8.00% 11/5/06                                              445,063      457,302
 10.00% 11/5/10                                             674,963      718,836
                                                                      ----------
                                                                       2,371,800
                                                                      ----------
Peru - 0.36%
Republic of Peru
 4.50% 3/7/17                                               500,000      414,907
 8.375% 5/3/16                                              960,000      916,800
                                                                      ----------
                                                                       1,331,707
                                                                      ----------
Poland - 1.70%
Poland Government
 5.00% 10/24/13                                  PLZ     17,200,000    3,970,435
 6.00% 5/24/09                                              700,000      178,999
 6.00% 11/24/09                                           7,000,000    1,789,095
 8.50% 11/12/06                                           1,250,000      348,602
                                                                      ----------
                                                                       6,287,131
                                                                      ----------
Russia - 0.79%
#Aries Vermogen 144A 9.60% 10/25/14              USD      1,000,000    1,062,500
#Gazprom 144A 9.625% 3/1/13                               1,400,000    1,471,750
^Russia Federation 5.00% 3/31/30                            290,000      266,974
##Russian Paris Club Partial Note
 2.025% 8/20/20                                  JPY     16,109,150      117,666
                                                                      ----------
                                                                       2,918,890
                                                                      ----------
Singapore - 0.06%
#Singapore Telecommunications
  144A 7.375% 12/1/31                            USD        210,000      236,984
                                                                      ----------
                                                                         236,984
                                                                      ----------
Spain - 1.00%
Kingdom of Spain 3.10% 9/20/06                   JPY    390,000,000    3,698,392
                                                                      ----------
                                                                       3,698,392
                                                                      ----------

(UNAUDITED)

Supranational - 1.49%
European Investment Bank 2.125% 9/20/07                                                          100,000,000      938,709
Inter-American Development Bank 1.90% 7/8/09                                                     330,000,000    3,098,349
International Bank for Reconstruction & Development 2.00% 2/18/08                                155,000,000    1,458,167
                                                                                                               ----------
                                                                                                                5,495,225
                                                                                                               ----------
Sweden - 2.45%
Stena 9.625% 12/1/12                                                                      USD        660,000      722,700
Swedish Government
 5.00% 1/28/09                                                                            SEK     11,200,000    1,527,384
 5.50% 10/8/12                                                                                    31,700,000    4,431,221
 6.75% 5/5/14                                                                                     15,700,000    2,395,656
                                                                                                               ----------
                                                                                                                9,076,961
                                                                                                               ----------
United Kingdom - 0.20%
SL Finance 6.375% 7/12/22                                                                 EUR        270,000      351,846
Vodafone Group 5.375% 1/30/15                                                             USD        390,000      390,121
                                                                                                               ----------
                                                                                                                  741,967
                                                                                                               ----------
Venezuela - 0.37%
Republic of Venezuela 6.75% 3/31/20                                                                1,500,000    1,374,512
                                                                                                               ----------
                                                                                                                1,374,512
Virgin Islands - 0.31%                                                                                         ----------

Chippac International 12.75% 8/1/09                                                                1,060,000    1,135,525
                                                                                                               ----------
                                                                                                                1,135,525
                                                                                                               ----------
TOTAL FOREIGN BONDS (COST $99,055,066)                                                                         98,161,764
                                                                                                               ==========
MUNICIPAL BONDS- 0.93%
California State 5.00% 2/1/33                                                                         75,000       72,837
California State Economic Recovery 5.25% 7/1/13                                                      255,000      281,829
Colorado Department Transportation Revenue 5.00% 12/15/13 (FGIC)
  (SPA, Bank of New York)                                                                            380,000      414,974
Forsyth, Montana Pollution Control Revenue (Portland General Project)
  Series A 5.20% 5/1/33                                                                              150,000      157,089
Golden State, California Tobacco Securitization Corporation Settlement Revenue
  Series B 5.50% 6/1/43                                                                              250,000      250,848
Illinois State Taxable Pension 5.10% 6/1/33                                                          270,000      244,285
Long Island, New York Power Authority
  Series A 5.00% 6/1/08                                                                               80,000       85,410
Metropolitan Washington District Columbia Airport Authority System
  Series B 5.00% 10/1/34 (AMT) (FSA)                                                                 155,000      150,479
New Jersey Economic Development Authority Special Facility Revenue (Continental
  Airlines Project) 6.25% 9/15/29 (AMT)                                                              315,000      236,187
Oregon State Taxable-Pension 5.892% 6/1/27                                                           375,000      383,614
Puerto Rico Public Buildings Authority Revenue Guaranteed Government Facilities
  Series I 5.25% 7/1/33                                                                              550,000      555,906
West Virginia Economic Development Authority Excess Lottery Taxable Revenue
  5.37% 7/1/20 (MBIA)                                                                                 90,000       88,700
  6.07% 7/1/26                                                                                       280,000      280,792
Wisconsin State General Taxable Revenue
  Series A 5.70% 5/1/26 (FSA)                                                                        245,000      243,736
                                                                                                               ----------
TOTAL MUNICIPAL BONDS (COST $3,474,153)                                                                         3,446,686
                                                                                                               ==========
U.S. TREASURY OBLIGATIONS- 3.16%
^Strip Principle 6.125% 11/15/27                                                                   3,000,000      830,919
U.S. Treasury Bond 5.375% 2/15/31                                                                     60,000       61,472
U.S. Treasury Inflation Index Notes
"2.00% 1/15/14                                                                                     1,872,493    1,877,906
 2.00% 7/15/14                                                                                       707,122      706,984
 2.375% 1/15/25                                                                                      717,152      715,416
 3.625% 1/15/08                                                                                      643,654      704,726
U.S. Treasury Notes
 2.25% 4/30/06                                                                                       655,000      651,853
 3.125% 5/15/07                                                                                    4,055,000    4,068,941
 3.625% 7/15/09                                                                                      115,000      114,695
 4.75% 5/15/14                                                                                     1,930,000    1,971,993
                                                                                                               ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,644,490)                                                             11,704,905
                                                                                                               ==========

(UNAUDITED)


                                                       NUMBER OF
                                                        SHARES
COMMON STOCKS- 0.07%
+MCI                                                        4,040         61,731
+Petroleum Geo Services ADR                                   795         30,090
+XM Satellite Radio Class A                                 6,002        158,393
                                                                    ------------
TOTAL COMMON STOCKS (COST $139,581)                                      250,214
                                                                    ============
PREFERRED STOCKS- 0.35%
Alamosa Delaware 7.50%                                        285        172,781
#Centaur Funding 144A 9.08%                                   170        214,625
+Host Marriott Preferred B 10.00%                           8,450        219,362
Nexen 7.35%                                                26,450        678,442
TNP Enterprises PIK 14.50%                                      1            668
                                                                    ------------
TOTAL PREFERRED STOCKS (COST $1,129,721)                               1,285,878
                                                                    ============
WARRANTS- 0.00%
+#American Tower 144A                                          50          9,225
+#Solutia 144A                                                147              1
                                                                    ------------
TOTAL WARRANTS (COST $16,659)                                              9,226
                                                                    ============
                                                       PRINCIPAL
                                                        AMOUNT
REPURCHASE AGREEMENTS- 9.68%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $18,352,988
collateralized by $2,707,700 U.S. Treasury
Bills due 8/19/04, market value $2,760,127,
$3,473,100 U.S. Treasury Bills due 12/23/04, market
value $3,451,178, $12,666,100 U.S. Treasury Bills
due 1/20/05, market value $ 12,563,246)               $18,351,000     18,351,000

With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $17,442,889
collateralized by $8,720,900 U.S. Treasury Bills
due 8/12/04, market value $8,718,031, $9,051,600
U.S. Treasury Notes 1.625% due 3/31/05, market value
$9,086,045)                                            17,441,000     17,441,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (COST $35,792,000)                        35,792,000
                                                                    ============
TOTAL MARKET VALUE OF SECURITIES - 108.13%
 (cost $400,953,275)                                                 400,000,767
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS*** - (8.13%)                                                (30,071,904)
                                                                    ============
NET ASSETS APPLICABLE TO 43,072,156 SHARES
  OUTSTANDING - 100.00%                                             $369,928,863
                                                                    ============


AUD - Australian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

(UNAUDITED)

*Principal amount is stated in the currency in which each bond is denominated. +Non-income producing security for the period ended July 31, 2004.
+Non-income producing security. Security currently in default.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933.
See note 6 in "Notes" & Step coupon bond.
^Zero coupon bond. The interest rate shown is the step-up rate.
"Fully or partially pledged as collateral for financial futures contracts.
See note 4 in "Notes"
##Pass Through Agreement-Security represents the contractual rights to receive a proportionate amount of the underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
**Security is being fair valued in accordance with the Fund's fair valuation policy. See note 1 in "Notes"
***Of the amount $50,325,824 represents payables for securities purchased as of July 31, 2004.

SUMMARY OF ABBREVIATIONS:
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PIK - Payment-in-kind SLMA - Student Loan Marketing Association SPA - Stand-by Purchase Agreement
TBA - To be announced

-------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds - Delaware Diversified Income Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

(UNAUDITED)

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                                       $401,024,646
                                                                    ------------
Aggregate unrealized appreciation                                      3,474,278
Aggregate unrealized depreciation                                      4,498,157
                                                                    ------------
Net unrealized depreciation                                         $  1,023,879
                                                                    ------------


3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at July 31, 2004:


                                                                                                                       Unrealized
Contracts to                                                                      In Exchange           Settlement    Appreciation
Deliver                                                                               For                  Date      (Depreciation)
-----------------------------------------------------------------------    -------------------------    ----------   --------------
213,098 U.S. Dollar                                                        350,519 Australian Dollar       8/2/04       $     856
6,700,000 Euro                                                                 7,943,185 U.S. Dollar     10/22/04        (114,463)
3,500,000 Euro                                                                 4,126,325 U.S. Dollar     10/25/04         (82,782)
144,937 U.S. Dollar                                                                     120,280 Euro       8/2/04            (129)
                                                                                                                        ---------
                                                                                                                        $(196,518)
                                                                                                                        ---------

(UNAUDITED)

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at July 31, 2004 were as follows:


Contracts to Buy (Sell)                                                          Notional Cost    Expiration Date   Unrealized Gain
19 U.S. Treasury 5 Year Notes                                                     $ 2,080,030          9/04             $   470
(54) U.S. Treasury 10 Year Notes                                                   (5,990,391)         9/04              11,578
                                                                                                                        -------
                                                                                                                        $12,048
                                                                                                                        -------


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

5. SWAP AGREEMENTS
During the period ended July 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At July 31, 2004, the Fund had the following total return swap agreements outstanding:

Notional Amount        Expiration Date          Description                                                        Unrealized Gain
-------------------    ---------------------    ---------------------------------------------------------------    ----------------
$9,895,000             12/31/04                 Agreement with Goldman Sachs to                                       $75,636
                                                receive the notional amount
                                                multiplied by the return on the
                                                Lehman Brothers Commercial MBS
                                                index AAA and to pay the
                                                notional amount multiplied by
                                                the 1 month BBA LIBOR adjusted
                                                by a spread of minus 0.45%


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(UNAUDITED)

6. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE U.S. GROWTH FUND


                                                         NUMBER OF      MARKET
JULY 31, 2004                                             SHARES        VALUE
COMMON STOCK- 97.81%
Capital Goods - 8.79%
General Electric                                          101,400    $ 3,371,550
ITT Industries                                             31,100      2,486,445
Tyco International                                         76,600      2,374,600
                                                                     -----------
                                                                       8,232,595
                                                                     -----------
Commercial Services & Supplies - 2.51%
+Accenture Limited Class A                                 62,300      1,534,449
Cendant                                                    35,500        812,240
                                                                     -----------
                                                                       2,346,689
                                                                     -----------
Consumer Durables & Apparel - 3.14%
+Coach                                                     68,800      2,943,952
                                                                     -----------
                                                                       2,943,952
                                                                     -----------
Diversified Financials - 8.86%
American Express                                           44,400      2,231,100
Capital One Financial                                      45,700      3,167,924
Merrill Lynch                                              58,300      2,898,676
                                                                     -----------
                                                                       8,297,700
                                                                     -----------
Food, Beverage & Tobacco - 2.56%
PepsiCo                                                    47,900      2,395,000
                                                                     -----------
                                                                       2,395,000
                                                                     -----------
Healthcare Equipment & Services - 9.40%
+Anthem                                                    21,300      1,756,611
+Boston Scientific                                         54,800      2,096,648
+Caremark RX                                               96,300      2,937,150
Guidant                                                    36,500      2,019,180
                                                                     -----------
                                                                       8,809,589
                                                                     -----------
Hotels, Restaurants & Leisure - 5.82%
Marriott International Class A                             56,800      2,771,840
McDonald's                                                 97,400      2,678,500
                                                                     -----------
                                                                       5,450,340
                                                                     -----------
Materials - 2.28%
duPont (E.I.) deNemours                                    49,800      2,134,926
                                                                     -----------
                                                                       2,134,926
                                                                     -----------
Media - 8.51%
Clear Channel Communications                               58,400      2,084,880
+Comcast Special Class A                                  114,900      3,079,320
+Cox Communications Class A                               101,800      2,807,644
                                                                     -----------
                                                                       7,971,844
                                                                     -----------
Pharmaceuticals & Biotechnology - 15.60%
+Amgen                                                     56,000      3,185,280
+Auxilium Pharmaceuticals                                  43,500        326,250
+Biogen Idec                                               47,500      2,850,000
+Chiron                                                    69,900      3,203,517
+Forest Laboratories Class A                               36,000      1,810,440
GlaxoSmithKline ADR                                        79,100      3,239,145
                                                                     -----------
                                                                      14,614,632
                                                                     -----------
Retail - 10.45%
Best Buy                                                   39,300      1,892,688
Gap                                                       133,000      3,019,100
+Kohl's                                                    34,300      1,569,568
Staples                                                   114,500      3,306,760
                                                                     -----------
                                                                       9,788,116
                                                                     -----------

(UNAUDITED)

Semiconductors & Semiconductor Equipment - 4.91%
+Applied Materials                                          164,400    2,789,868
Intel                                                        74,200    1,808,996
                                                                      ----------
                                                                       4,598,864
                                                                      ----------
Software & Services - 3.43%
SAP ADR                                                      80,400    3,216,804
                                                                      ----------
                                                                       3,216,804
                                                                      ----------
Technology Hardware & Equipment - 6.23%
+Cisco Systems                                              142,900    2,980,894
+Lexmark International Class A                               32,300    2,858,550
                                                                      ----------
                                                                       5,839,444
                                                                      ----------
Telecommunication Services - 2.16%
SBC Communications                                           79,900    2,024,666
                                                                      ----------
                                                                       2,024,666
                                                                      ----------
Transportation - 3.16%
United Parcel Service Class B                                41,200    2,964,752
                                                                      ----------
                                                                       2,964,752
                                                                      ----------
TOTAL COMMON STOCK (COST $93,144,071)                                 91,629,913
                                                                      ==========


                                                        Principal
                                                          Amount
REPURCHASE AGREEMENTS- 3.95%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $1,896,205
collateralized by $280,000 U.S. Treasury
Bills due 8/19/04, market value $279,595, $359,000
U.S. Treasury Bills due 12/23/04, market value
$356,573 and $1,309,000 U.S. Treasury Bills due
1/20/05, market value $1,298,024)                       $1,896,000     1,896,000
With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $1,802,195
collateralized by $901,000 U.S. Treasury Bills due
8/12/04, market value $900,740 and $935,000 U.S.
Treasury Notes 1.625% due 3/31/05, market value
$938,763)                                                1,802,000     1,802,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (COST $3,698,000)                          3,698,000
                                                                     ===========
TOTAL MARKET VALUE OF SECURITIES - 101.76%
(cost $96,842,071)                                                    95,327,913
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS -
  (1.76%)                                                             (1,652,979)
                                                                     -----------
NET ASSETS APPLICABLE TO 9,308,187 SHARES
  OUTSTANDING - 100.00%                                              $93,674,934
                                                                     ===========
--------------------------------------------------------------------------------
+Non-income producing security for the period ended July 31, 2004.
ADR - American Depositary Receipts
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds - Delaware U.S. Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

(UNAUDITED)

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                                        $96,974,371
                                                                     -----------
Aggregate unrealized appreciation                                      3,344,967
Aggregate unrealized depreciation                                     (4,991,425)
                                                                     -----------
Net unrealized depreciation                                          $(1,646,458)
                                                                     -----------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $82,843,814 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:


Year of Expiration                                                      Amount
 -----------------------------------------------------------------   -----------
2009                                                                 $35,994,763
2010                                                                  28,063,955
2011                                                                  18,785,096

ITEM 2. CONTROLS AND PROCEDURES.

   The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

   There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Patrick P. Coyne, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Adviser Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

PATRICK P. COYNE
--------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/
       Head of Equity Investments
Date:  9/30/04

                                  CERTIFICATION
                                  -------------


I, Joseph H. Hastings, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Adviser Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

JOSEPH H. HASTINGS
-------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  9/30/04

                                   SIGNATURES
                                   ----------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP ADVISER FUNDS

PATRICK P. COYNE
--------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/
       Head of Equity Investments
Date:  9/30/04

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
--------------------
By:    Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/
       Head of Equity Investments
Date:  9/30/04

JOSEPH H. HASTINGS
----------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  9/30/04